OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425


                   	   Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


Pioneer Oakridge Large Cap Growth Fund
Schedule of Investments  8/31/10 (unaudited)

Shares                                                            Value

           COMMON STOCKS - 92.5 %
           Energy - 5.1 %
           Integrated Oil & Gas - 2.4 %
   48,555  Occidental Petroleum Corp.                          $ 3,548,399
           Oil & Gas Equipment & Services - 1.4 %
   40,655  Schlumberger, Ltd.                                  $ 2,168,131
           Oil & Gas Exploration & Production - 1.3 %
   61,570  Southwestern Energy Co. *                           $ 2,014,570
           Total Energy                                        $ 7,731,100
           Materials - 4.3 %
           Industrial Gases - 2.2 %
   38,055  Praxair, Inc.                                       $ 3,273,872
           Specialty Chemicals - 2.1 %
   67,995  Ecolab, Inc.                                        $ 3,222,963
           Total Materials                                     $ 6,496,835
           Capital Goods - 10.2 %
           Aerospace & Defense - 5.8 %
   25,515  Precision Castparts Corp.                           $ 2,887,788
   59,420  Raytheon Company                                      2,609,726
   51,880  United Technologies Corp.                             3,383,095
                                                               $ 8,880,609
           Industrial Machinery - 4.4 %
  101,300  Danaher Corp. (b)                                   $ 3,680,229
   72,600  Illinois Tool Works, Inc.                             2,995,476
                                                               $ 6,675,705
           Total Capital Goods                                 $ 15,556,314
           Automobiles & Components - 1.7 %
           Auto Parts & Equipment - 1.7 %
   97,210  Johnson Controls, Inc.                              $ 2,578,981
           Total Automobiles & Components                      $ 2,578,981
           Retailing - 10.7 %
           Automotive Retail - 2.5 %
   80,395  O'Reilly Automotive, Inc. * (b)                     $ 3,800,272
           Computer & Electronics Retail - 1.8 %
   84,930  Best Buy Co., Inc.                                  $ 2,665,953
           Department Stores - 1.6 %
   84,890  Nordstrom, Inc.                                     $ 2,455,019
           General Merchandise Stores - 2.9 %
   85,975  Target Corp.                                        $ 4,398,481
           Specialty Stores - 1.9 %
  160,397  Staples, Inc.                                       $ 2,850,255
           Total Retailing                                     $ 16,169,980
           Food, Beverage & Tobacco - 2.7 %
           Soft Drinks - 2.7 %
   63,058  PepsiCo, Inc.                                       $ 4,047,062
           Total Food, Beverage & Tobacco                      $ 4,047,062
           Household & Personal Products - 3.0 %
           Household Products - 3.0 %
   75,128  Procter & Gamble Co. *                              $ 4,482,888
           Total Household & Personal Products                 $ 4,482,888
           Health Care Equipment & Services - 5.7 %
           Health Care Equipment - 3.5 %
   56,755  Baxter International, Inc.                          $ 2,415,493
   67,925  Stryker Corp.                                         2,933,681
                                                               $ 5,349,174
           Health Care Services - 2.2 %
   77,665  Express Scripts, Inc. *                             $ 3,308,529
           Total Health Care Equipment & Services              $ 8,657,703
           Pharmaceuticals & Biotechnology - 10.9 %
           Biotechnology - 3.8 %
   52,275  Celgene Corp. *                                     $ 2,693,208
   96,045  Gilead Sciences, Inc. *                               3,059,994
                                                               $ 5,753,202
           Life Sciences Tools & Services - 2.0 %
   74,800  Thermo Fisher Scientific, Inc. *                    $ 3,150,576
           Pharmaceuticals - 5.1 %
   87,930  Abbott Laboratories                                 $ 4,338,466
   54,935  Allergan, Inc.                                        3,374,108
                                                               $ 7,712,574
           Total Pharmaceuticals & Biotechnology               $ 16,616,352
           Diversified Financials - 4.2 %
           Asset Management & Custody Banks - 1.7 %
  144,355  Invesco, Ltd.                                       $ 2,612,826
           Investment Banking & Brokerage - 0.9 %
  109,870  Charles Schwab & Co., Inc.                          $ 1,401,941
           Specialized Finance - 1.6 %
   24,420  Intercontinental Exchange, Inc. *                   $ 2,333,575
           Total Diversified Financials                        $ 6,348,342
           Software & Services - 17.1 %
           Application Software - 3.8 %
   91,500  Adobe Systems, Inc. *                               $ 2,540,040
   54,760  Citrix Systems, Inc. *                                3,172,794
                                                               $ 5,712,834
           Data Processing & Outsourced Services - 2.4 %
   52,860  Visa, Inc. (Class A)                                $ 3,646,283
           Internet Software & Services - 3.5 %
   11,945  Google, Inc. *                                      $ 5,375,489
           It Consulting & Other Services - 6.1 %
   52,365  Cognizant Technology Solutions Corp. (Class A) *    $ 3,016,486
   50,915  IBM Corp. *                                           6,274,255
                                                               $ 9,290,741
           Systems Software - 1.3 %
   80,490  Microsoft Corp.                                     $ 1,889,905
           Total Software & Services                           $ 25,915,252
           Technology Hardware & Equipment - 13.5 %
           Communications Equipment - 3.2 %
  238,285  Cisco Systems, Inc. *                               $ 4,777,614
           Computer Hardware - 7.6 %
   30,435  Apple, Inc. *                                       $ 7,406,966
  108,055  Hewlett-Packard Co.                                   4,157,956
                                                               $ 11,564,922
           Computer Storage & Peripherals - 1.6 %
   59,745  NetApp, Inc. * (b)                                  $ 2,416,088
           Electronic Components - 1.1 %
   42,470  Amphenol Corp. (Class A) (b)                        $ 1,729,379
           Total Technology Hardware & Equipment               $ 20,488,003
           Semiconductors - 3.5 %
           Semiconductors - 3.5 %
   68,060  Altera Corp. (b)                                    $ 1,679,040
  201,570  Intel Corp.                                           3,571,820
           Total Semiconductors                                $ 5,250,860
           TOTAL COMMON STOCKS
           (Cost  $134,159,110)                                $ 140,339,672

           TEMPORARY CASH INVESTMENTS - 12.2%
           Repurchase Agreement - 7.0%
2,140,000 Bank of America, Inc., 0.23%, dated 8/31/10, repurchase price of $2,140,000 plus accrued interest on 9/1/10 collateralized by $2,182,803 U.S. Treasury Notes, 0.75-4.875%, 2/15/12-5/31/12
           						       $ 2,140,000

2,140,000  Barclays Plc, 0.23%, dated 8/31/10, repurchase price plus accrued interest on 9/1/10 collateralized by
           $2,182,800 Government National Mortgage Association,  2,140,000

2,140,000  Barclays Plc, 0.23%, dated 8/31/10, repurchase price plus accrued interest on 9/1/10 collateralized by $2,182,802 u.s. Treasury Bill
           0.0%, 2/3/11                                          2,140,000

2,140,000  Deutsche Bank, 0.23%, dated 8/31/10, repurchase price plus accrued interest on 9/1/10 collateralized by $2,182,800
           U.S. Treasury Notes, 3.375%, 11/15/19                 2,140,000

2,140,000  JPMorgan Securities, Inc., 0.24%, dated 8/31/10, rep plus accrued interest on 9/1/10 collateralized by $2,182,856 Federal National Mortgage
           Association, 4.5%, 7/1/39                                2,140,000
           TOTAL REPURCHASE AGREEMENTS
           (Cost  $10,700,000)                                    $ 10,700,000
Principal
Amount ($)
           Securities Lending Collateral  - 5.2% (c )               Value
           Certificates of Deposit:
  225,817  Bank of Nova Scotia, 0.47%, 9/7/10                  $   225,817
  158,072  BBVA Group NY, 0.51%, 7/26/11                           158,072
  225,817  BNP Paribas Bank NY, 0.38%, 11/8/10                     225,817
  112,908  DNB Nor Bank ASA NY, 0.27%, 11/10/10                    112,908
  225,817  Nordea NY,  0.5%, 12/10/10                              225,817
  225,817  RoboBank Netherland NV NY, 8/8/11                       225,817
  225,817  Royal Bank of Canada NY, 0.26%, 1/21/11                 225,817
  225,817  SocGen NY,  0.34%, 11/10/10                             225,817
  112,908  Svenska NY,  0.275%, 11/12/10                           112,908
                                                               $ 1,738,790

           Commercial Paper:
  135,490  American Honda Finance, 0.33%, 5/4/11               $   135,490
   90,895  American Honda Finance, 1.29%, 6/20/11                   90,895
   83,124  Australia & New Zealand Banking Group, 1.04%, 8/4/11     83,124
  107,341  Caterpillar Financial Services Corp., 1.29%, 6/24/11    107,341
  248,399  CBA, 0.56%, 1/3/11                                      248,399
   45,142  CHARFD, 0.38%, 10/15/10                                  45,142
  157,930  CHARFD, 0.31%, 12/14/10                                 157,930
   90,285  CLIPPR, 0.45%, 10/8/10                                   90,285
  135,394  CLIPPR, 0.28%, 12/1/10                                  135,394
  135,490  CLIPPR, 0.45%, 9/1/10                                   135,490
   72,888  FAIRPP, 0.3%, 11/9/10                                    72,888
   90,265  FASCO, 0.27%, 12/1/10                                    90,265
  103,865  FASCO, 0.45%, 9/9/10                                    103,865
  112,907  FASCO, 0.46%, 9/2/10                                    112,907
  225,851  Federal Home Loan Bank, 0.37%, 6/1/11                   225,851
  112,900  GE Corp., 0.548%, 1/26/11                               112,900
   22,566  General Electric Capital Corp., 0.61%, 6/6/11            22,566
   24,613  General Electric Capital Corp., 0.59%, 10/6/10           24,613
   24,443  General Electric Capital Corp., 0.62%, 10/21/10          24,443
  190,855  JPMorgan Chase & Co., 0.89%, 09/24/10                   190,855
  112,899  RANGER,  0.25%, 9/13/10                                 112,899
  180,543  SANTANDER, 0.43%, 10/22/10                              180,543
   45,144  SRCPP, 0.38%, 10/12/10                                   45,144
   67,723  STRAIT, 0.36%, 10/4/10                                   67,723
  112,860  TBLLC, 0.38%, 10/12/10                                  112,860
  112,902  TBLLC, 0.24%, 9/10/10                                   112,902
  225,817  Toyota Motor Credit Corp., 0.29%, 1/10/11               225,817
  225,698  VARFUN, 0.35%, 10/25/10                                 225,698
  135,496  Wachovia, 0.69%, 3/22/11                                135,496
  225,817  Westpac, 0.5%, 07/29/2011                               225,817
   90,318  WFC, 0.61%, 12/2/10                                      90,318
                                                               $ 3,745,860
           Tri-party Repurchase Agreements:
  414,207  Barclays Capital Markets,  0.24%, 9/1/10            $   414,207
  564,542  Deutsche Bank Securities, Inc., 0.24%, 9/1/10           564,542
  225,817  HSBC Bank USA NA, 0.24% 9/1/10                          225,816
  451,634  RBS Securities, Inc., 0.25%, 9/1/10                     451,634
                                                               $ 1,656,199
  Shares   Money Market Mutual Funds:
  225,817  Blackrock Liquidity Temporary Cash Fund             $   225,817
  225,817  Dreyfus Preferred Money Market Fund                     225,817
  225,817  Fidelity Prime Money Market Fund                        225,817
                                                               $   677,451
           TOTAL SECURITIES LENDING COLLATERAL
           (Cost $7,818,300)                                   $ 7,818,300
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cash $18,518,300)                                  $ 18,518,300
           TOTAL INVESTMENT IN SECURITIES - 104.7%
           (Cost  $152,677,410) (a)                            $ 158,857,972
           OTHER ASSETS AND LIABILITIES - (4.7)%               $ -7,072,429
           TOTAL NET ASSETS - 100.0%                           $ 151,785,543
           *  Non-income producing security.
+  Investment held by the fund representing 5% or more of
     (a) At August 31, 2010, the net unrealized gain on investments based on cost for federal income


           Aggregate gross unrealized gain for all investments $ 16,347,790

           Aggregate gross unrealized loss for all investments in-10,842,506

           Net unrealized gain                                 $ 5,505,284

    (b)    At August 31, 2010 the following security was out on loan:

  Shares   Description                                              Value
   22,100  Altera Corp.                                        $   545,207
    7,600  Amphenol Corp. (Class A)                                309,472
   31,900  Danaher Corp.                                         1,158,927
    2,200  NetApp, Inc. *                                           88,968
   62,700  O'Reilly Automotive, Inc. *                           2,963,829
           Total                                               $ 5,066,403

     (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
speeds,
                 credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of August 31, 2010, in valuing the Fund's assets:
                                  Level 1     Level 2   Level 3   Total
Common Stocks                  $140,339,672     $0        $0  $140,339,672
Temporary Cash Investments           0        17,840,849  0     17,840,849
Money Market Mutual Funds          677,451      0         0      677,451
Total                          $141,017,123  $17,840,849 $0   $158,857,972



Pioneer Oakridge Small Cap Growth Fund
Schedule of Investments 8/31/10 (unaudited)

Shares

          COMMON STOCKS - 95.9 %
          Energy - 4.6 %
          Oil & Gas Exploration & Production - 4.6 %
267,785   Concho Resources, Inc. * (b)                         $15,644,000
472,315   Petrohawk Energy Corp. *                               7,141,403
969,500   SandRidge Energy, Inc. * (b)                           3,916,780
                                                               $26,702,183
          Total Energy                                         $26,702,183
          Capital Goods - 10.9 %
          Aerospace & Defense - 3.0 %
387,040   AAR Corp. * (b)                                      $ 5,944,934
360,420   Moog, Inc. (Class A) *                                11,245,104
                                                               $17,190,038
          Construction & Farm Machinery & Heavy Trucks - 1.9 %
315,055   WABCO Holdings, Inc. *                               $11,108,839
          Industrial Machinery - 6.0 %
118,350   Altra Holdings, Inc. *                               $ 1,523,165
175,200   China Fire & Security Group * (b)                      1,277,208
101,500   Colfax Corp. *                                         1,267,735
344,892   Idex Corp. (b)                                        10,274,333
369,200   Kennametal, Inc.                                       9,303,840
208,704   The Middleby Corp. * (b)                              11,476,633
                                                               $35,122,914
          Total Capital Goods                                  $63,421,791
          Commercial Services & Supplies - 2.6 %
          Environmental & Facilities Services - 2.6 %
406,545   Waste Connections, Inc. * (b)                        $15,347,074
          Total Commercial Services & Supplies                 $15,347,074
          Transportation - 2.1 %
          Trucking - 2.1 %
591,195   Knight Transportation, Inc. (b)                      $11,138,114
110,000   Roadrunner Transportation Systems, Inc. *              1,290,300
                                                               $12,428,414
          Total Transportation                                 $12,428,414
          Consumer Durables & Apparel - 10.1 %
          Apparel, Accessories & Luxury Goods - 4.0 %
269,500   The Warnaco Group, Inc. *                            $11,286,660
664,080   True Religion Apparel, Inc. * (b)                     11,674,526
                                                               $22,961,186
          Footwear - 6.1 %
244,000   Deckers Outdoor Corp. *                              $10,606,680
698,870   Iconix Brand Group, Inc. * (b)                        10,647,284
568,825   Wolverine World Wide, Inc. (b)                        14,374,208
                                                               $35,628,172
          Total Consumer Durables & Apparel                    $58,589,358
          Consumer Services - 2.6 %
          Casinos & Gaming - 2.6 %
428,300   WMS Industries, Inc. *                               $15,136,122
          Total Consumer Services                              $15,136,122
          Retailing - 3.1 %
          Apparel Retail - 0.9 %
136,700   Gymboree Corp. *                                     $ 5,144,021
          Distributors - 2.2 %
687,460   LKQ Corp. * (b)                                      $12,786,756
          Total Retailing                                      $17,930,777
          Household & Personal Products - 2.9 %
          Household Products - 1.7 %
165,762   Church & Dwight Co., Inc. (b)                        $10,149,607
          Personal Products - 1.2 %
218,700   Alberto-Culver Co. (Class B)                         $ 6,790,635
          Total Household & Personal Products                  $16,940,242
          Health Care Equipment & Services - 21.1 %
          Health Care Distributors - 2.4 %
258,035   MWI Veterinary Supply, Inc. *                        $13,701,659
          Health Care Equipment - 9.7 %
210,700   IDEXX Laboratories, Inc. * (b)                       $11,645,389
256,400   Integra LifeSciences Holdings Corp. * (b)              8,915,028
321,300   NuVasive, Inc. * (b)                                   9,430,155
528,800   ResMed, Inc. * (b)                                    15,938,032
338,500   Sirona Dental Systems, Inc. * (b)                     10,669,520
                                                               $56,598,124
          Health Care Services - 5.3 %
438,358   Catalyst Health Solutions, Inc. *                    $17,573,772
236,200   HMS Holdings Corp. *                                  12,324,916
200,000   Sharps Compliance Corp. * (b)                            908,000
                                                               $30,806,688
          Health Care Supplies - 3.7 %
762,500   Align Technology, Inc. * (b)                         $12,219,063
182,105   Haemonetics Corp. *                                    9,484,028
                                                               $21,703,091
          Total Health Care Equipment & Services               $122,809,562
          Pharmaceuticals & Biotechnology - 4.7 %
          Life Sciences Tools & Services - 4.7 %
202,200   Covance, Inc. * (b)                                  $ 7,669,446
571,204   Qiagen NV * (b)                                       10,178,855
166,400   Techne Corp.                                           9,606,272
                                                               $27,454,573
          Total Pharmaceuticals & Biotechnology                $27,454,573
          Diversified Financials - 4.7 %
          Asset Management & Custody Banks - 1.5 %
132,500   Affiliated Managers Group, Inc. * (b)                $ 8,507,825
          Investment Banking & Brokerage - 1.7 %
231,500   Stiffel Financial Corp. * (b)                        $10,019,325
          Specialized Finance - 1.5 %
137,900   Portfolio Recovery Associates, Inc. * (b)            $ 8,784,230
          Total Diversified Financials                         $27,311,380
          Insurance - 1.0 %
          Property & Casualty Insurance - 1.0 %
105,855   ProAssurance Corp. *                                 $ 5,605,022
          Total Insurance                                      $ 5,605,022
          Software & Services - 15.4 %
          Application Software - 10.5 %
605,060   Ansys, Inc. *                                        $23,464,227
737,300   Informatica Corp. * (b)                               23,711,562
348,100   Solera Holdings, Inc. (b)                             13,812,608
                                                               $60,988,397
          Data Processing & Outsourced Services - 2.1 %
384,210   Wright Express Corp. * (b)                           $12,336,983
          Systems Software - 2.8 %
424,570   Micros Systems, Inc. *                               $16,176,117
          Total Software & Services                            $89,501,497
          Technology Hardware & Equipment - 2.9 %
          Communications Equipment - 1.1 %
165,500   Riverbed Technology, Inc. *                          $ 6,348,580
          Electronic Components - 1.8 %
282,500   Littlefuse, Inc. *                                   $10,520,300
          Total Technology Hardware & Equipment                $16,868,880
          Semiconductors - 7.0 %
          Semiconductors - 7.0 %
313,900   Atheros Communications * (b)                         $ 7,740,774
350,109   Diodes, Inc. * (b)                                     5,164,108
341,642   Hittite Microwave Corp. * (b)                         14,536,867
752,500   Skyworks Solutions, Inc. * (b)                        13,439,650
          Total Semiconductors                                 $40,881,399
          TOTAL COMMON STOCKS
          (Cost  $502,816,943)                                 $556,928,274
Principal
Amount ($)
          Temporary Cash Investments - 19.9%
          Repurchase Agreement - 3.3 %
3,875,000 Bank of America, Inc., 0.23%, dated 8/31/10, repurchase price of $3,875,000 plus accrued interest on 9/1/10 collateralized by $3,952,500 U.S. Treasury Notes,
          0.75-4.875%, 2/15/12-5/31/12                         $ 3,875,000

3,875,000 Barclays Plc, 0.23%, dated 8/31/10, repurchase price plus accrued interest on 9/1/10 collateralized by $3,952,500 Government National Mortgage Association, 0 3,875,000

3,875,000 Barclays Plc, 0.23%, dated 8/31/10, repurchase price plus accrued interest on 9/1/10 collateralized by $3,952,504 U.S. Treasury Bill,
          0.0%, 2/3/11                                           3,875,000

3,875,000 Deutsche Bank, 0.23%, dated 8/31/10, repurchase price plus accrued interest on 9/1/10 collateralized by $3,952,500
          U.S. Treasury Notes, 3.375%, 11/15/19                  3,875,000

3,875,000 JPMorgan Securities, Inc., 0.24%, dated 8/31/10, repurchase price of $3,875,000 plus accrued interest on 9/1/10 collateralized by $3,952,601 Federal National Mortgage
          Association, 4.5%, 7/1/39                              3,875,000
          Total Repurchase Agreement
          (Cost  $19,375,000)                                  $19,375,000

          Securities Lending Collateral  - 16.6% (c )
          Certificates of Deposit:
2,785,416 Bank of Nova Scotia, 0.47%, 9/7/10                   $      2,785,416
1,949,791 BBVA Group NY, 0.51%, 7/26/11                               1,949,791
2,785,416 BNP Paribas Bank NY, 0.38%, 11/8/10                         2,785,416
1,392,708 DNB Nor Bank ASA NY, 0.27%, 11/10/10                        1,392,708
2,785,416 Nordea NY,  0.5%, 12/10/10                                  2,785,416
2,785,416 RoboBank Netherland NV NY, 8/8/11                           2,785,416
2,785,416 Royal Bank of Canada NY, 0.26%, 1/21/11                     2,785,416
2,785,416 SocGen NY,  0.34%, 11/10/10                                 2,785,416
1,392,708 Svenska NY,  0.275%, 11/12/10                               1,392,708
                                                               $    21,447,703

          Commercial Paper:
1,671,249 American Honda Finance, 0.33%, 5/4/11                $      1,671,249
1,121,176 American Honda Finance, 1.29%, 6/20/11                      1,121,176
1,025,318 Australia & New Zealand Banking Group, 1.04%, 8/4/11        1,025,318
1,324,031 Caterpillar Financial Services Corp., 1.29%, 6/24/11        1,324,031
3,063,957 CBA, 0.56%, 1/3/11                                          3,063,957
556,824   CHARFD, 0.38%, 10/15/10                                        556,824
1,948,045 CHARFD, 0.31%, 12/14/10                                     1,948,045
1,113,651 CLIPPR, 0.45%, 10/8/10                                      1,113,651
1,670,066 CLIPPR, 0.28%, 12/1/10                                      1,670,066
1,671,249 CLIPPR, 0.45%, 9/1/10                                       1,671,249
899,061   FAIRPP, 0.3%, 11/9/10                                          899,061
1,113,406 FASCO, 0.27%, 12/1/10                                       1,113,406
1,281,163 FASCO, 0.45%, 9/9/10                                        1,281,163
1,392,690 FASCO, 0.46%, 9/2/10                                        1,392,690
2,785,839 Federal Home Loan Bank, 0.37%, 6/1/11                       2,785,839
1,392,607 GE Corp., 0.548%, 1/26/11                                   1,392,607
278,345   General Electric Capital Corp., 0.61%, 6/6/11                  278,345
303,603   General Electric Capital Corp., 0.59%, 10/6/10                 303,603
301,500   General Electric Capital Corp., 0.62%, 10/21/10                301,500
2,354,161 JPMorgan Chase & Co., 0.89%, 09/24/10                       2,354,161
1,392,592 RANGER, 0.25%, 9/13/10                                      1,392,592
2,226,975 SANTANDER, 0.43%, 10/22/10                                  2,226,975
556,842   SRCPP, 0.38%, 10/12/10                                         556,842
835,349   STRAIT, 0.36%, 10/4/10                                         835,349
1,392,105 TBLLC, 0.38%, 10/12/10                                      1,392,105
1,392,624 TBLLC, 0.24%, 9/10/10                                       1,392,624
2,785,416 Toyota Motor Credit Corp., 0.29%, 1/10/11                   2,785,416
2,783,953 VARFUN, 0.35%, 10/25/10                                     2,783,953
1,671,325 Wachovia, 0.69%, 3/22/11                                    1,671,325
2,785,416 Westpac, 0.5%, 07/29/11                                     2,785,416
1,114,054 WFC, 0.61%, 12/2/10                                         1,114,054
                                                               $    46,204,592

          Tri-party Repurchase Agreements:
5,109,176 Barclays Capital Markets, 0.24%, 9/1/10              $      5,109,174
6,963,539 Deutsche Bank Securities, Inc., 0.24%, 9/1/10               6,963,539
2,785,416 HSBC Bank USA NA, 0.24% 9/1/10                              2,785,416
5,570,831 RBS Securities, Inc., 0.25%, 9/1/10                         5,570,831
                                                                    20,428,960
 Shares
          Money Market Mutual Funds:
2,785,416 Blackrock Liquidity Temporary Cash Fund              $      2,785,416
2,785,416 Dreyfus Preferred Money Market Fund                         2,785,416
2,785,416 Fidelity Prime Money Market Fund                            2,785,416
                                                               $      8,356,248
          Total Securities Lending Collateral
          (Cost $96,437,503)                                   $    96,437,503

          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost $115,812,503)                                  $  115,812,503
          TOTAL INVESTMENT IN SECURITIES - 115.8%
          (Cost  $618,629,446) (a)                             $672,740,777
          OTHER ASSETS AND LIABILITIES - (15.8)%               $  (91,954,979)
          TOTAL NET ASSETS -100.0%                             $580,785,798
   *      Non-income producing security.

  (a) At August 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $620,732,654


          Aggregate gross unrealized gain for all investments in $ 77,046,490

          Aggregate gross unrealized loss for all investments in  (25,038,361)

          Net unrealized gain                                    $ 52,008,129

  (b)     At August 31, 2010 the following securities were out on loan:

 Shares   Description                                               Value
 10,300   AAR Corp. *                                          $         158,208
 12,700   Affiliated Managers Group, Inc. *                              815,467
729,600   Align Technology, Inc. *                                  11,691,840
 5,300    Atheros Communications *                                       130,698
172,600   China Fire & Security Group *                               1,258,254
 5,100    Church & Dwight Co., Inc.                                      312,273
  200     Concho Resources, Inc. *
11,684
164,300   Covance, Inc. *                                             6,231,899
124,600   Diodes, Inc. *                                              1,837,850
 3,600    Hittite Microwave Corp. *                                      153,180
179,800   Iconix Brand Group, Inc. *                                  2,739,253
 14,300   Idex Corporation                                               425,997
207,780   IDEXX Laboratories, Inc. *                                11,484,001
 17,400   Informatica Corp. *                                            559,584
 5,000    Integra LifeSciences Holdings Corp. *                          173,850
203,300   Knight Transportation, Inc.                                 3,830,172
 5,400    LKQ Corp. *                                                    100,440
 60,800   The Middleby Corp. *                                        3,343,392
318,070   NuVasive, Inc. *                                            9,335,355
167,200   Portfolio Recovery Associates, Inc. *                     10,650,640
482,600   Qiagen NV *                                                 8,599,932
 22,600   ResMed, Inc. *                                                 681,164
311,500   SandRidge Energy, Inc. *                                    1,258,460
197,200   Sharps Compliance Corp. *                                      895,288
 3,300    Sirona Dental Systems, Inc. *                                  104,016
 46,800   Skyworks Solutions, Inc. *                                     835,848
 6,600    Solera Holdings, Inc.                                          261,888
 59,300   Stiffel Financial Corp. *                                   2,566,504
360,410   True Religion Apparel, Inc. *                               6,336,008
 74,000   Waste Connections, Inc. *                                   2,793,500
 43,200   Wolverine World Wide, Inc.                                  1,091,664
 19,300   Wright Express Corp. *                                         619,723
          Total                                                $    91,288,031

  (c)     Security lending collateral is managed by Credit Suisse AG, New York
Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets:
                              Level 1      Level 2    Level 3    Total
Common Stocks               $556,928,274     $0         $0  $556,928,274
Temporary Cash Investments       0         107,456,255    0    107,456,255
Money Market Mutual Funds      8,356,248    0           0     8,356,248
Total                       $565,284,522  $107,456,255  $0  $672,740,777

Pioneer Select Mid Cap Growth Fund
Schedule of Investments 8/31/10 (unaudited)

Shares                                                           Value

           COMMON STOCKS - 99.3 %
           Energy - 5.6 %
           Coal & Consumable Fuels - 1.2 %
   60,800  Alpha Natural Resources, Inc. *                     $ 2,257,504
   92,500  Consol Energy, Inc.                                   2,978,500
                                                               $ 5,236,004
           Integrated Oil & Gas - 0.4 %
   56,000  QEP Resources, Inc. *                               $ 1,625,680
           Oil & Gas Drilling - 0.3 %
   92,000  Nabors Industries, Inc. *                           $ 1,442,560
           Oil & Gas Equipment & Services - 1.4 %
   41,000  Cameron International Corp. *                       $ 1,507,980
   99,100  Exterran Holdings, Inc. * (b)                         2,193,083
  280,000  Newpark Resources, Inc. *                             2,444,400
                                                               $ 6,145,463
           Oil & Gas Exploration & Production - 2.3 %
   29,600  Newfield Exploration Co. *                          $ 1,421,096
   43,100  Range Resources Corp. (b)                             1,457,211
  127,100  Southwestern Energy Co. *                             4,158,712
   37,000  Whiting Petroleum Corp. * (b)                         3,139,080
                                                               $ 10,176,099
           Total Energy                                        $ 24,625,806
           Materials - 4.1 %
           Diversified Chemical - 0.7 %
   45,000  Ashland, Inc.                                       $ 2,090,700
   81,000  Solutia, Inc. *                                       1,096,740
                                                               $ 3,187,440
           Fertilizers & Agricultural Chemicals - 1.5 %
   69,500  CF Industries Holdings, Inc.                        $ 6,428,750
           Paper Packaging - 0.6 %
  117,400  Packaging Corp. of America                          $ 2,616,846
           Steel - 1.3 %
   46,500  Cliffs Natural Resources, Inc. (b)                  $ 2,845,335
  225,900  Steel Dynamics, Inc.                                  3,094,830
                                                               $ 5,940,165
           Total Materials                                     $ 18,173,201
           Capital Goods - 10.0 %
           Aerospace & Defense - 2.8 %
  184,500  BE Aerospace, Inc. *                                $ 4,972,275
  142,300  DigitalGlobe, Inc. *                                  4,364,341
  174,700  Hexcel Corp. *                                        2,980,382
                                                               $ 12,316,998
           Construction & Engineering - 0.5 %
   90,900  KBR, Inc.                                           $ 2,108,880
           Construction & Farm Machinery & Heavy Trucks - 0.7 %
   40,600  Cummins, Inc.                                       $ 3,022,670
           Electrical Component & Equipment - 1.1 %
  112,600  Cooper Industries Plc                               $ 4,739,334
           Industrial Conglomerates - 0.9 %
  239,800  Textron, Inc. (b)                                   $ 4,088,590
           Industrial Machinery - 3.4 %
   55,000  Crane Co.                                           $ 1,864,500
   62,500  Dover Corp.                                           2,797,500
   65,000  Ingersoll-Rand Plc                                    2,114,450
  122,024  Kennametal, Inc.                                      3,075,005
   87,073  SPX Corp.                                             4,881,312
                                                               $ 14,732,767
           Trading Companies & Distributors - 0.6 %
   25,900  W.W. Grainger, Inc. (b)                             $ 2,739,961
           Total Capital Goods                                 $ 43,749,200
           Commercial Services & Supplies - 4.1 %
           Diversified Support Services - 0.7 %
   95,901  Copart, Inc. * (b)                                  $ 3,169,528
           Environmental & Facilities Services - 0.8 %
   56,600  Stericycle, Inc. * (b)                              $ 3,707,300
           Research & Consulting Services - 2.6 %
  121,000  CoStar Group, Inc. * (b)                            $ 4,993,670
  101,900  IHS, Inc. (Class A) *                                 6,296,401
                                                               $ 11,290,071
           Total Commercial Services & Supplies                $ 18,166,899
           Transportation - 1.4 %
           Airlines - 0.8 %
   35,800  Copa Holdings SA *                                  $ 1,746,324
  180,000  Delta Air Lines, Inc. * (b)                           1,882,800
                                                               $ 3,629,124
           Railroads - 0.6 %
   78,500  Kansas City Southern Industries, Inc. * (b)         $ 2,635,245
           Total Transportation                                $ 6,264,369
           Automobiles & Components - 1.0 %
           Auto Parts & Equipment - 1.0 %
   50,000  BorgWarner, Inc. *                                  $ 2,182,500
  125,000  Gentex Corp.                                          2,196,250
                                                               $ 4,378,750
           Total Automobiles & Components                      $ 4,378,750
           Consumer Durables & Apparel - 2.2 %
           Footwear - 0.3 %
   33,900  Deckers Outdoor Corp. *                             $ 1,473,633
           Housewares & Specialties - 1.1 %
   68,200  Jarden Corp.                                        $ 1,837,308
   72,000  Tupperware Brands Corp.                               2,832,480
                                                               $ 4,669,788
           Leisure Products - 0.8 %
   85,500  Hasbro, Inc. (b)                                    $ 3,450,780
           Total Consumer Durables & Apparel                   $ 9,594,201
           Consumer Services - 4.6 %
           Casinos & Gaming - 0.8 %
   38,500  Bally Technologies, Inc. *                          $ 1,210,825
   61,600  WMS Industries, Inc. *                                2,176,944
                                                               $ 3,387,769
           Education Services - 0.1 %
   19,100  DeVry, Inc.                                         $  727,901
           Hotels, Resorts & Cruise Lines - 1.3 %
  200,000  7 Days Group Holdings, Ltd. *                       $ 2,846,000
  119,800  Wyndham Worldwide Corp. (b)                           2,778,162
                                                               $ 5,624,162
           Leisure Facilities - 0.4 %
   47,300  Life Time Fitness, Inc. * (b)                       $ 1,606,781
           Restaurants - 2.0 %
   13,000  Chipotle Mexican Grill, Inc. * (b)                  $ 1,960,790
   35,000  Cracker Barrel Old Country Store (b)                  1,561,350
   40,900  Darden Restaurants, Inc.                              1,687,534
   87,000  Yum! Brands, Inc.                                     3,627,900
                                                               $ 8,837,574
           Total Consumer Services                             $ 20,184,187
           Retailing - 9.7 %
           Apparel Retail - 4.0 %
  205,400  Guess?, Inc. (b)                                    $ 6,636,474
   56,700  Ross Stores, Inc. (b)                                 2,814,021
   30,600  TJX Companies, Inc.                                   1,214,514
  234,800  Urban Outfitters, Inc. *                              7,119,136
                                                               $ 17,784,145
           Automotive Retail - 1.2 %
   93,900  Advance Auto Parts, Inc.                            $ 5,114,733
           Distributors - 1.7 %
  396,000  LKQ Corp. *                                         $ 7,365,600
           General Merchandise Stores - 1.7 %
   86,300  Big Lots, Inc. * (b)                                $ 2,697,738
  114,800  Family Dollar Stores, Inc. (b)                        4,912,292
                                                               $ 7,610,030
           Specialty Stores - 1.1 %
   90,000  Staples, Inc.                                       $ 1,599,300
   46,000  Tractor Supply Co. (b)                                3,127,080
                                                               $ 4,726,380
           Total Retailing                                     $ 42,600,888
           Food & Drug Retailing - 1.0 %
           Drug Retail - 1.0 %
  159,400  CVS/Caremark Corp.                                  $ 4,303,800
           Total Food & Drug Retailing                         $ 4,303,800
           Food, Beverage & Tobacco - 3.5 %
           Packaged Foods & Meats - 2.2 %
  145,000  Green Mountain Coffee Roasters, Inc. * (b)          $ 4,468,900
   89,600  The J.M. Smucker Co.                                  5,239,808
                                                               $ 9,708,708
           Soft Drinks - 1.3 %
  111,700  Fomento Economico Mexicano SA de C.V.               $ 5,439,790
           Total Food, Beverage & Tobacco                      $ 15,148,498
           Household & Personal Products - 2.1 %
           Personal Products - 2.1 %
  183,000  Avon Products, Inc.                                 $ 5,325,300
   69,500  Herbalife, Ltd. (b)                                   3,862,810
                                                               $ 9,188,110
           Total Household & Personal Products                 $ 9,188,110
           Health Care Equipment & Services - 9.5 %
           Health Care Distributors - 1.5 %
  163,300  Cardinal Health, Inc.                               $ 4,892,468
   29,600  Henry Schein, Inc. *                                  1,562,880
                                                               $ 6,455,348
           Health Care Equipment - 2.6 %
  299,600  Hologic, Inc. *                                     $ 4,251,324
   90,900  Hospira, Inc. *                                       4,668,624
    9,300  Intuitive Surgical, Inc. * (b)                        2,464,779
                                                               $ 11,384,727
           Health Care Services - 2.7 %
   45,000  DaVita, Inc. *                                      $ 2,907,900
   97,400  Emergency Medical Services *                          4,680,070
   54,400  Express Scripts, Inc. *                               2,317,440
   41,000  Mednax, Inc. *                                        1,899,940
                                                               $ 11,805,350
           Health Care Supplies - 2.2 %
  110,300  Alere, Inc. * (b)                                   $ 3,085,091
  306,000  Align Technology, Inc. * (b)                          4,903,650
   29,200  Haemonetics Corp. *                                   1,520,736
                                                               $ 9,509,477
           Health Care Technology - 0.5 %
  114,106  MedAssets, Inc. * (b)                               $ 2,261,581
           Total Health Care Equipment & Services              $ 41,416,483
           Pharmaceuticals & Biotechnology - 6.0 %
           Biotechnology - 1.7 %
   79,300  Alexion Pharmaceuticals, Inc. *                     $ 4,478,071
   30,000  Dendreon Corp. *                                      1,075,200
   59,600  Vertex Pharmaceuticals, Inc. * (b)                    1,987,064
                                                               $ 7,540,335
           Life Sciences Tools & Services - 1.2 %
   68,000  Life Technologies Corp. *                           $ 2,908,360
   40,200  Waters Corp. *                                        2,432,904
                                                               $ 5,341,264
           Pharmaceuticals - 3.1 %
   79,600  Allergan, Inc.                                      $ 4,889,032
  291,100  Cardiome Pharma Corp. *                               1,752,422
  136,000  Medicis Pharmaceutical Corp. *                        3,740,000
   66,000  Mylan, Inc. * (b)                                     1,132,560
   40,000  Watson Pharmaceuticals, Inc. *                        1,722,800
                                                               $ 13,236,814
           Total Pharmaceuticals & Biotechnology               $ 26,118,413
           Banks - 1.3 %
           Regional Banks - 1.3 %
   59,200  City National Corp. (b)                             $ 2,867,648
  359,100  KeyCorp                                               2,646,567
                                                               $ 5,514,215
           Total Banks                                         $ 5,514,215
           Diversified Financials - 1.8 %
           Asset Management & Custody Banks - 1.0 %
  128,300  Invesco, Ltd.                                       $ 2,322,230
   46,900  Northern Trust Corp.                                  2,163,966
                                                               $ 4,486,196
           Investment Banking & Brokerage - 0.8 %
  223,900  TD Ameritrade Holding Corp. *                       $ 3,271,179
           Total Diversified Financials                        $ 7,757,375
           Insurance - 3.2 %
           Life & Health Insurance - 1.4 %
   88,350  Lincoln National Corp. (b)                          $ 2,063,856
  200,000  Unum Group (b)                                        4,010,000
                                                               $ 6,073,856
           Property & Casualty Insurance - 1.8 %
  191,000  Assured Guaranty, Ltd.                              $ 2,950,950
  166,189  Axis Capital Holdings, Ltd.                           5,131,916
                                                               $ 8,082,866
           Total Insurance                                     $ 14,156,722
           Real Estate - 0.5 %
           Real Estate Services - 0.5 %
   31,800  Jones Lang LaSalle, Inc. (b)                        $ 2,401,218
           Total Real Estate                                   $ 2,401,218
           Software & Services - 18.2 %
           Application Software - 8.3 %
  126,800  Ansys, Inc. *                                       $ 4,917,304
   85,800  AsiaInfo-Linkage, Inc. * (b)                          1,532,388
   62,100  Citrix Systems, Inc. *                                3,598,074
  157,800  Informatica Corp. *                                   5,074,848
   96,700  Intuit, Inc. *                                        4,138,760
   33,700  MicroStrategy, Inc. * (b)                             2,626,241
  425,000  Nuance Communications, Inc. * (b)                     6,239,000
  200,000  SS&C Technologies Holdings, Inc. * (b)                2,818,000
  373,400  TIBCO Software, Inc. *                                5,410,566
                                                               $ 36,355,181
           Data Processing & Outsourced Services - 2.3 %
   30,300  Alliance Data Systems Corp. * (b)                   $ 1,702,557
   80,300  Hewitt Associates, Inc. (Class A) *                   3,876,081
   23,100  MasterCard, Inc. (Class A) (b)                        4,582,116
                                                               $ 10,160,754
           Internet Software & Services - 2.3 %
   90,900  Akamai Technologies * (b)                           $ 4,187,763
    9,500  Google, Inc. *                                        4,275,190
   52,801  VistaPrint NV * (b)                                   1,619,935
                                                               $ 10,082,888
           It Consulting & Other Services - 2.0 %
   86,800  Amdocs, Ltd. *                                      $ 2,276,764
  108,500  Cognizant Technology Solutions Corp. ( Class A) *     6,250,143
                                                               $ 8,526,907
           Systems Software - 3.3 %
  192,000  Ariba, Inc. * (b)                                   $ 2,970,240
   57,800  BMC Software, Inc. *                                  2,084,268
   35,800  McAfee, Inc. *                                        1,684,390
   90,000  Red Hat, Inc. * (b)                                   3,109,500
  109,100  Rovi Corp. * (b)                                      4,746,941
                                                               $ 14,595,339
           Total Software & Services                           $ 79,721,069
           Technology Hardware & Equipment - 3.4 %
           Communications Equipment - 1.1 %
  290,000  Brocade Communications Systems, Inc. *              $ 1,455,800
   85,310  Riverbed Technology, Inc. * (b)                       3,272,492
                                                               $ 4,728,292
           Computer Hardware - 1.2 %
   21,800  Apple, Inc. *                                       $ 5,305,466
           Computer Storage & Peripherals - 0.2 %
  100,000  Smart Technologies, Inc. * (b)                      $ 1,146,000
           Electronic Equipment & Instruments - 0.9 %
   70,600  Itron, Inc. *                                       $ 3,812,400
           Total Technology Hardware & Equipment               $ 14,992,158
           Semiconductors - 4.7 %
           Semiconductors - 4.7 %
   85,415  Cavium Networks, Inc. * (b)                         $ 2,061,918
   35,900  Cree, Inc. * (b)                                      1,922,081
  267,400  Marvell Technology Group, Ltd. *                      4,262,355
  400,000  Micron Technology, Inc. * (b)                         2,586,000
   57,000  Netlogic Microsystems, Inc. * (b)                     1,376,550
  538,100  ON Semiconductor Corp. *                              3,325,458
  163,600  Skyworks Solutions, Inc. * (b)                        2,921,896
  295,000  Triquint Semiconductor, Inc. * (b)                    2,050,250
                                                               $ 20,506,508
           Total Semiconductors                                $ 20,506,508
           Telecommunication Services - 0.4 %
           Wireless Telecommunication Services - 0.4 %
   75,000  Syniverse Holdings, Inc. *                          $ 1,542,750
           Total Telecommunication Services                    $ 1,542,750
           Utilities - 1.0 %
           Gas Utilities - 1.0 %
  105,800  EQT Corp.                                           $ 3,449,080
   56,000  Questar Corp.                                          911,680
                                                               $ 4,360,760
           Total Utilities                                     $ 4,360,760
           TOTAL COMMON STOCKS
           (Cost  $400,380,660)                                $ 434,865,580
Principal
Amount ($)                                                         Value
           TEMPORARY CASH INVESTMENTS - 15.9%
           Securities Lending Collateral  - 15.9% (c )
           Certificates of Deposit:
2,005,349  Bank of Nova Scotia, 0.47%, 9/7/10                  $ 2,005,349
1,403,744  BBVA Group NY, 0.51%, 7/26/11                         1,403,744
2,005,349  BNP Paribas Bank NY, 0.38%, 11/8/10                   2,005,349
1,002,674  DNB Nor Bank ASA NY, 0.27%, 11/10/10                  1,002,674
2,005,349  Nordea NY,  0.50%, 12/10/10                           2,005,349
2,005,349  RoboBank Netherland NV NY, 8/8/11                     2,005,349
2,005,349  Royal Bank of Canada NY, 0.26%, 1/21/11               2,005,349
2,005,349  SocGen NY,  0.34%, 11/10/10                           2,005,349
1,002,674  Svenska NY,  0.275%, 11/12/10                         1,002,674
                                                               $ 15,441,186

           Commercial Paper:
1,203,209  American Honda Finance, 0.33%, 5/4/11                $1,203,209
  807,186  American Honda Finance, 1.29%, 6/20/11                 807,186
  738,174  Australia & New Zealand Banking Group, 1.04%, 8/4/11   738,174
  953,231  Caterpillar Financial Services Corp., 1.29%, 6/24/11   953,231
2,205,884  CBA, 0.56%, 1/3/11                                    2,205,884
  400,884  CHARFD, 0.38%, 10/15/10                                400,884
1,402,487  CHARFD, 0.31%, 12/14/10                               1,402,487
  801,769  CLIPPR, 0.45%, 10/8/10                                 801,769
1,202,358  CLIPPR, 0.28%, 12/1/10                                1,202,358
1,203,209  CLIPPR, 0.45%, 9/1/10                                 1,203,209
  647,275  FAIRPP, 0.30%, 11/9/10                                 647,275
  801,592  FASCO, 0.27%, 12/1/10                                  801,592
  922,368  FASCO, 0.45%, 9/9/10                                   922,368
1,002,662  FASCO, 0.46%, 9/2/10                                  1,002,662
2,005,653  Federal Home Loan Bank, 0.37%, 6/1/11                 2,005,653
1,002,602  GE Corp., 0.548%, 1/26/11                             1,002,602
  200,394  General Electric Capital Corp., 0.61%, 6/6/11          200,394
  218,578  General Electric Capital Corp., 0.59%, 10/6/10         218,578
  217,064  General Electric Capital Corp., 0.62%, 10/21/10        217,064
1,694,869  JPMorgan Chase & Co., 0.89%, 09/24/10                 1,694,869
1,002,591  RANGER,  0.25%, 9/13/10                               1,002,591
1,603,302  SANTANDER, 0.43%, 10/22/10                            1,603,302
  400,896  SRCPP, 0.38%, 10/12/10                                 400,896
  601,406  STRAIT, 0.36%, 10/4/10                                 601,406
1,002,241  TBLLC, 0.38%, 10/12/10                                1,002,241
1,002,614  TBLLC, 0.24%, 9/10/10                                 1,002,614
2,005,349  Toyota Motor Credit Corp., 0.29%, 1/10/11             2,005,349
2,004,296  VARFUN, 0.35%, 10/25/10                               2,004,296
1,203,264  Wachovia, 0.69%, 3/22/11                              1,203,265
2,005,349  Westpac, 0.50%, 07/29/2011                            2,005,349
  802,059  WFC, 0.61%, 12/2/10                                    802,059
                                                                $33,264,816

           Tri-party Repurchase Agreements:
3,678,331  Barclays Capital Markets,  0.24%, 9/1/10             $3,678,331
5,013,372  Deutsche Bank Securities, Inc., 0.24%, 9/1/10         5,013,372
2,005,349  HSBC Bank USA NA, 0.24% 9/1/10                        2,005,349
4,010,698  RBS Securities, Inc., 0.25%, 9/1/10                   4,010,698
                                                                $14,707,750
 Shares
           Money Market Mutual Funds:
2,005,349  Blackrock Liquidity Temporary Cash Fund              $2,005,349
2,005,349  Dreyfus Preferred Money Market Fund                   2,005,349
2,005,349  Fidelity Prime Money Market Fund                      2,005,349
                                                                $6,016,047
           TOTAL SECURITIES LENDING COLLATERAL                  $69,429,799

           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost $69,429,799)                                  $ 69,429,799
           TOTAL INVESTMENTS IN SECURITIES - 115.2%
           (Cost $469,810,459) (a)                             $ 504,295,379
           OTHER ASSETS AND LIABILITIES - (15.2)%              $ -66,358,438
           TOTAL NET ASSETS - 100.0%                           $ 437,936,941

       *   Non-income producing security.

     (a) At August 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $469,999,562 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost           $ 47,287,018

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value           $ -12,991,201

           Net unrealized gain                                 $ 34,295,817

    (b)    At August 31, 2010, the following security was out on loan:

  Shares   Description                                             Value
   36,500  Akamai Technologies *                               $ 1,681,555
    3,400  Alere, Inc. *                                           95,098
  302,900  Align Technology, Inc. *                              4,853,973
   29,997  Alliance Data Systems Corp. *                         1,685,531
   51,900  Ariba, Inc. *                                          802,893
  106,700  AsiaInfo-Linkage, Inc. *                              1,781,621
   11,200  Big Lots, Inc. *                                       350,112
   63,700  Cavium Networks, Inc. *                               1,537,718
    7,300  Chipotle Mexican Grill, Inc. *                        1,101,059
    3,700  City National Corp.                                    179,228
   17,100  Cliffs Natural Resources, Inc.                        1,046,349
    1,600  Copart, Inc. *                                          52,880
  119,700  CoStar Group, Inc. *                                  4,940,019
    8,700  Cracker Barrel Old Country Store                       388,107
   35,500  Cree, Inc. *                                          1,900,670
  178,140  Delta Air Lines, Inc. *                               1,863,344
   98,100  Exterran Holdings, Inc. *                             2,170,953
    2,600  Family Dollar Stores, Inc.                             111,254
  122,400  Green Mountain Coffee Roasters, Inc. *                3,803,490
   51,800  Guess?, Inc.                                          1,673,658
   31,900  Hasbro, Inc.                                          1,287,484
   16,100  Herbalife, Ltd.                                        894,838
      700  Intuitive Surgical, Inc.                               185,521
   31,000  Jones Lang LaSalle, Inc.                              2,340,810
   29,700  Kansas City Southern Industries, Inc. *                997,029
   46,800  Life Time Fitness, Inc. *                             1,589,796
   87,100  Lincoln National Corp.                                2,034,656
    9,300  MasterCard, Inc. (Class A)                            1,844,748
  112,900  MedAssets, Inc. *                                     2,237,678
   91,100  Micron Technology, Inc. *                              588,962
    1,100  MicroStrategy, Inc. *                                   85,723
   65,300  Mylan, Inc. *                                         1,120,548
   56,400  Netlogic Microsystems, Inc. *                         1,362,060
  205,198  Nuance Communications, Inc. *                         3,012,307
   21,000  Range Resources Corp.                                  710,010
   33,000  Red Hat, Inc. *                                       1,140,150
   20,000  Riverbed Technology, Inc. *                            767,200
   23,200  Ross Stores, Inc.                                     1,151,416
   29,600  Rovi Corp. *                                          1,287,896
    4,000  Skyworks Solutions, Inc. *                              71,440
   80,000  Smart Technologies, Inc. *                             920,000
   74,500  SS&C Technologies Holdings, Inc. *                    1,049,705
   12,700  Stericycle, Inc. *                                     831,850
    2,000  Textron, Inc.                                           34,140
   23,900  Tractor Supply Co.                                    1,624,722
   42,000  Triquint Semiconductor, Inc. *                         291,900
  112,100  Unum Group                                            2,247,605
   41,100  Vertex Pharmaceuticals, Inc. *                        1,370,274
   31,800  VistaPrint NV. *                                       975,624
      200  W.W. Grainger, Inc.                                     21,158
   17,100  Whiting Petroleum Corp. *                             1,450,764
   47,900  Wyndham Worldwide Corp.                               1,110,801
                                                                 68,658,326

     (c) Security lending collateral is managed by Credit Suisse AG, New York Branch.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets:
                              Level 1      Level 2    Level 3    Total
Common Stocks               $434,865,580    $0         $0  $434,865,580
Temporary Cash Investments       0         63,413,752    0    63,413,752
Money Market Mutual Funds     6,016,047     0           0     6,016,047
Total                       $440,881,627  $63,413,752  $0  $504,295,379


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2010

* Print the name and title of each signing officer under his or her signature.